Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2021	$ 0	$ 468	$ 8,460	$ 6,987,191	$ (11,762,237)	$ (4,766,118)
Shares, Outstanding, Beginning Balance at May. 31, 2021		4,678,553
Net income					(3,002,348)	(3,002,348)
Common stock issued for conversion of debt		$ 295		1,502,805		1,503,100
Stock Issued During Period, Shares, Conversion of Convertible Securities		2,948,116
Ending balance, value at Aug. 31, 2021		$ 763	8,460	8,489,996	(14,764,585)	(6,265,366)
Shares, Outstanding, Ending Balance at Aug. 31, 2021		7,626,669
Beginning balance, value at May. 31, 2021	0	$ 468	8,460	6,987,191	(11,762,237)	(4,766,118)
Shares, Outstanding, Beginning Balance at May. 31, 2021		4,678,553
Net income						(1,491,316)
Ending balance, value at Nov. 30, 2021	0	$ 1,075	8,460	9,611,479	(13,253,553)	(3,632,539)
Shares, Outstanding, Ending Balance at Nov. 30, 2021		10,752,406
Beginning balance, value at Aug. 31, 2021		$ 763	8,460	8,489,996	(14,764,585)	(6,265,366)
Shares, Outstanding, Beginning Balance at Aug. 31, 2021		7,626,669
Net income					1,511,032	1,511,032
Common stock issued for conversion of debt		$ 313		1,121,483		1,121,796
Stock Issued During Period, Shares, Conversion of Convertible Securities		3,125,737
Ending balance, value at Nov. 30, 2021	0	$ 1,075	8,460	9,611,479	(13,253,553)	(3,632,539)
Shares, Outstanding, Ending Balance at Nov. 30, 2021		10,752,406
Beginning balance, value at May. 31, 2022	$ 0	$ 1,621	8,460	10,213,431	(15,878,189)	(5,654,677)
Shares, Outstanding, Beginning Balance at May. 31, 2022	200	16,189,732
Stock Issued During Period, Shares, Reverse Stock Splits		2,600
Net income					(111,440)	(111,440)
Ending balance, value at Aug. 31, 2022		$ 1,621	8,460	10,213,431	(15,989,629)	(5,766,117)
Shares, Outstanding, Ending Balance at Aug. 31, 2022	200	16,192,332
Beginning balance, value at May. 31, 2022	$ 0	$ 1,621	8,460	10,213,431	(15,878,189)	(5,654,677)
Shares, Outstanding, Beginning Balance at May. 31, 2022	200	16,189,732
Net income						1,522,259
Ending balance, value at Nov. 30, 2022	$ 0	$ 75,663	8,460	14,486,896	(14,355,930)	215,089
Shares, Outstanding, Ending Balance at Nov. 30, 2022	200	756,612,000
Beginning balance, value at Aug. 31, 2022		$ 1,621	8,460	10,213,431	(15,989,629)	(5,766,117)
Shares, Outstanding, Beginning Balance at Aug. 31, 2022	200	16,192,332
Net income					1,633,699	1,633,699
Common stock issued for conversion of debt		$ 7,375		140,132		147,507
Stock Issued During Period, Shares, Conversion of Convertible Securities		73,753,000
Investment in Acquisition		$ 66,667		4,133,333		4,200,000
Stock Issued During Period, Shares, Acquisitions		666,666,668
Ending balance, value at Nov. 30, 2022	$ 0	$ 75,663	$ 8,460	$ 14,486,896	$ (14,355,930)	$ 215,089
Shares, Outstanding, Ending Balance at Nov. 30, 2022	200	756,612,000